OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE [Line Items]
Employees and payroll accruals	$ 235	$ 26
Accrued expenses	760	59
Accounts Payable, Other, Current	$ 995	$ 85